Marketable Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Marketable Securities Details
Fair value	$ 166,219
Additions	108,952	76,720
Disposals	(31,643)
Impairment	(131,678)
Unrealized loss	(89,499)	89,499
Fair value	$ 22,351	$ 166,219